Share Based Compensation (Details 2)	9 Months Ended	12 Months Ended
	Sep. 30, 2018 CHF (SFr) Share year	Dec. 31, 2017 CHF (SFr) Share year	Dec. 31, 2016 CHF (SFr) Share year
Number of options
Beginning balance (in shares) | Share	2,251,540	1,038,140	629,010
Expired during the year (in shares) | Share		(67,500)	(17,500)
Forfeited during the year (in shares) | Share		(637,200)	(129,030)
Exercised during the year (in shares) | Share		0	0
Granted during the year (in shares) | Share	371,893	1,918,100	555,660
Ending balance (in shares) | Share	332,998	2,251,540	1,038,140
Exercisable (in shares) | Share		326,510	199,005
Weighted average exercise price
Beginning balance (in CHF per share) | SFr	SFr 1.74	SFr 3.36	SFr 4.92
Expired during the year (in CHF per share) | SFr		0.00	0.00
Forfeited during the year (in CHF per share) | SFr		0.00	0.00
Exercised during the year (in CHF per share) | SFr		0.00	0.00
Granted during the year (in CHF per share) | SFr		0.82	1.99
Ending balance (in CHF per share) | SFr		1.74	3.36
Exercisable (in CHF per share) | SFr		SFr 4.48	SFr 4.56
Weighted average remaining term
Beginning balance (term) | year	6.88	6.14	5.42
Granted during the year (term) | year		7.70	7.81
Ending balance (term) | year		6.88	6.14
Exercisable (term) | year		4.24	3.11